 Investment Portfolioas of November 30, 2022 (Unaudited)
DWS California Tax-Free Income Fund
	Principal Amount ($)	Value ($)

Municipal Investments 100.2%
California 97.2%
Anaheim, CA, Other General Obligation Lease, Public Financing Authority, Public Improvements Project, Series A, 6.0%, 9/1/2024, INS: AGMC	1,700,000	1,766,324
California, Bay Area Water Supply & Conservation Agency, Capital Cost Recovery Preparation:
Series A, 5.0%, 10/1/2029 (a)	500,000	564,179
Series A, 5.0%, 10/1/2030 (a)	515,000	589,478
California, ABAG Finance Authority For Nonprofit Corp., Sharp Healthcare, Series A, 1.53% (b), 12/7/2022, LOC: Bank of America NA	100,000	100,000
California, Alameda Corridor Transportation Authority, 5.0%, 10/1/2052, INS: AGMC	2,000,000	2,103,705
California, Bay Area Toll Authority, Toll Bridge Revenue, San Francisco Bay Area, Series S-7, 4.0%, 4/1/2033	1,000,000	1,043,142
California, Bay Area Toll Authority, Toll Bridge Revenue, San Francisco Bay Area, Subordinate Toll Bridge, Series S-7, 4.0%, 4/1/2037	6,500,000	6,636,938
California, Community Choice Financing Authority, Clean Energy Project Revenue, Series B-1, 4.0% (c), 2/1/2052, GTY: Morgan Stanley	5,000,000	4,936,528
California, Community Housing Agency, Essential Housing Revenue, Verdant at Green Valley Project, Series A, 144A, 5.0%, 8/1/2049	2,425,000	2,130,427
California, County Tobacco Securitization Agency, Tobacco Settlement Revenue:
Series B-2, Zero Coupon, 6/1/2055	13,415,000	2,553,885
Series B-1, 5.0%, 6/1/2049	785,000	785,290
California, County Tobacco Securitization Agency, Tobacco Settlement Revenue, Merced County Tobacco Funding Corp., Series B, 5.0%, 6/1/2050	1,870,000	1,831,680
California, CSCDA Community Improvement Authority, Essential Housing Revenue, Series A, 144A, 5.0%, 7/1/2051	9,175,000	8,285,795
California, Department of Veterans Affairs, Veteran's Farm Home Purchase Program, Series A, 5.5%, 12/1/2052	1,000,000	1,070,684
California, EL Dorado Irrigation District Revenue, Series C, Prerefunded, 5.0%, 3/1/2032	2,750,000	2,958,493
California, Etiwanda School District, Election of 2016, Series A, 4.0%, 8/1/2049	2,500,000	2,425,357
California, Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:
“A", Series M-054, 2.35%, 12/15/2035	9,490,000	7,533,818
Series M-049, 3.05%, 4/15/2034	2,255,000	1,948,651
“A", Series ML-05, 3.35%, 11/25/2033, GTY: Freddie Mac	2,928,362	2,746,850
California, Folsom Ranch Financing Authority, Special Tax Revenue, Community Facility District No. 20, 5.0%, 9/1/2048	1,000,000	1,017,101
California, Foothill-Eastern Transportation Corridor Agency, Toll Road Revenue:
Series B-2, 3.5%, 1/15/2053	1,070,000	867,815
Series C, 4.0%, 1/15/2043	12,780,000	11,870,835
California, Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue:
Series B-2, Zero Coupon, 6/1/2066	6,105,000	657,280
Series A, Prerefunded, 5.0%, 6/1/2040	2,245,000	2,383,925
California, Grossmont-Cuyamaca Community College District, Election of 2012, Series A, Prerefunded, 5.25%, 8/1/2033	4,000,000	4,074,377
California, Housing Finance Agency, Municipal Certificates:
“A", 3.25%, 8/20/2036	2,762,764	2,387,624
“A", Series 2021-1, 3.5%, 11/20/2035	2,926,999	2,641,472
“A", Series 2021-2, 3.75%, 3/25/2035	5,915,409	5,810,324
Series A, 4.25%, 1/15/2035	2,114,334	2,053,961

California, Lancaster Financing Authority, Measure M & R STR Import Project, 4.0%, 6/1/2044	1,755,000	1,717,108
California, Mount Diablo Unified School District, Series B, 4.0%, 8/1/2035	2,000,000	2,069,965
California, M-S-R Energy Authority, Series A, 7.0%, 11/1/2034, GTY: Citigroup Global Markets	6,820,000	8,439,162
California, Municipal Finance Authority, Community Facilities District No. 2021-11, 5.0%, 9/1/2057	3,000,000	3,000,802
California, Municipal Finance Authority, HumanGood Obligated Group, 4.0%, 10/1/2049	2,700,000	2,467,039
California, Municipal Finance Authority, Multi-Family Housing, Series A, 144A, 4.0%, 11/1/2036	3,500,000	3,151,236
California, Municipal Finance Authority, Waste Disposal Revenue, Series A, AMT, 4.125% (c), 10/1/2041, GTY:Waste Management Holdings	480,000	478,266
California, Public Finance Authority Revenue, Sharp Healthcare Obligated Group, Series C, 0.55% (b), 12/1/2022, LOC: Barclays Bank PLC	2,600,000	2,600,000
California, Public Finance Authority, Educational Facilities Revenue, Trinity Classical Academy:
Series A, 144A, 5.0%, 7/1/2044	375,000	336,617
Series A, 144A, 5.0%, 7/1/2054	1,000,000	861,800
California, River Islands Public Financing Authority, Special Tax, Community Facilities District No. 2003-1, Public Improvements, 5.0%, 9/1/2052	2,000,000	1,964,737
California, River Islands Public Financing Authority, Special Tax, Community Facilities District No. 2016-1, Phase 2 Public Improvements, 5.25%, 9/1/2052 (a)	500,000	537,905
California, River Islands Public Financing Authority, Special Tax, Community Facilities District No. 2019-1, Phase 2 Public Improvements:
3.875%, 9/1/2049	1,310,000	1,055,768
4.0%, 9/1/2046	1,910,000	1,668,266
4.0%, 9/1/2051	1,000,000	852,424
California, School Finance Authority, Charter School Revenue, Aspire Public School Obligated Group, Series A, 144A, 4.0%, 8/1/2051	750,000	619,559
California, School Finance Authority, Charter School Revenue, Classical Academies Oceanside Project:
Series A, 144A, 5.0%, 10/1/2042	500,000	513,284
Series A, 144A, 5.0%, 10/1/2052	1,000,000	996,012
California, School Finance Authority, School Facilities Revenue, Green Dot Public Schools Obligated Group:
Series A, 144A, 5.0%, 8/1/2038	1,000,000	1,027,193
Series A, 144A, 5.0%, 8/1/2048	1,750,000	1,751,077
California, School Finance Authority, School Facility Revenue, KIPP LA Project, Series A, 144A, 5.0%, 7/1/2047	2,915,000	2,929,290
California, South Bayside Waste Management Authority, Solid Waste Enterprise Revenue:
Series A, 5.0%, 9/1/2040, INS: AGMC	610,000	656,924
Series A, ETM, 5.0%, 9/1/2040, INS: AGMC	20,000	22,598
Series A, 5.0%, 9/1/2042, INS: AGMC	1,255,000	1,350,843
Series A, ETM, 5.0%, 9/1/2042, INS: AGMC	45,000	50,845
California, State Educational Facilities Authority Revenue:
Series A, 4.0%, 12/1/2050	1,000,000	861,682
Series A, 5.0%, 12/1/2048	9,000,000	9,146,255
California, State Enterprise Development Authority, Student Housing Revenue, Series A, 5.0%, 8/1/2055	1,175,000	1,149,013
California, State General Obligation, Various Purposes:
Series C-3, 1.35% (b), 12/7/2022, LOC: U.S. Bank NA	900,000	900,000
4.0%, 9/1/2042	1,000,000	1,017,984
4.0%, 4/1/2049	565,000	567,958
4.0%, 3/1/2050	2,150,000	2,157,285
Series C, 5.0%, 11/1/2042	4,000,000	4,516,998
Series CU, 5.5%, 12/1/2052	2,000,000	2,130,280

California, State Health Facilities Financing Authority Revenue:
5.0%, 9/1/2043	2,665,000	2,704,280
5.0%, 9/1/2048	4,850,000	4,893,979
California, State Health Facilities Financing Authority Revenue, Kaiser Permanente, Series A-2, 4.0%, 11/1/2051	1,750,000	1,672,047
California, State Municipal Finance Authority Revenue, Barlow Respiratory Hospital, Series A, 4.0%, 9/1/2050	2,000,000	1,615,593
California, State Municipal Finance Authority Revenue, Emerson College, Series B, 5.0%, 1/1/2035	1,500,000	1,555,003
California, State Municipal Finance Authority Revenue, LAX Integrated Express Solutions LLC, LINXS Apartment Project:
Series A, AMT, 5.0%, 12/31/2033	3,000,000	3,111,484
Series A, AMT, 5.0%, 12/31/2043	3,280,000	3,317,580
California, State Municipal Finance Authority Revenue, Samuel Merritt University, 5.25%, 6/1/2053 (a)	3,000,000	3,213,114
California, State Municipal Finance Authority, Charter School Revenue, Palmdale Aeroscope Academy Project:
Series A, 144A, 5.0%, 7/1/2038	2,050,000	1,970,520
Series A, 144A, 5.0%, 7/1/2049	1,500,000	1,368,526
California, State Municipal Finance Authority, Charter School Revenue, Santa Rose Academy Project, 5.0%, 7/1/2052	1,250,000	1,130,491
California, State Municipal Finance Authority, Palomar Health Obligated Group, Series A, 5.25%, 11/1/2052, INS: AGMC	1,000,000	1,056,503
California, State Pollution Control Financing Authority, Water Furnishing Revenue, San Diego County Water Authority, Desalination Project Pipeline, 144A, 5.0%, 11/21/2045	2,000,000	1,843,512
California, State Public Finance Authority, Senior Living Revenue, ENSO Village Project, Series A, 144A, 5.0%, 11/15/2056	1,500,000	1,222,770
California, State Public Works Board, Lease Revenue:
Series C, 5.0%, 8/1/2032	1,095,000	1,290,044
Series A, 5.0%, 8/1/2033	1,250,000	1,471,628
Series C, 5.0%, 8/1/2033	1,145,000	1,348,011
California, State School Finance Authority, Charter School Revenue, Bright Star Schools Obligated Group:
144A, 5.0%, 6/1/2047	1,000,000	939,548
144A, 5.0%, 6/1/2054	1,000,000	922,747
California, State School Finance Authority, Charter School Revenue, Teaching Public Schools:
Series A, 144A, 5.0%, 6/1/2049	1,875,000	1,720,597
Series A, 144A, 5.0%, 6/1/2058	1,400,000	1,253,355
California, State School Finance Authority, Educational Facilities Revenue, New Designs Charter School Adams Campus Project:
Series A, 144A, 5.0%, 6/1/2040	750,000	718,769
Series A, 144A, 5.0%, 6/1/2050	1,060,000	975,471
California, Statewide Communities Development Authority Revenue, Emanate Health, Series A, 4.0%, 4/1/2040	650,000	627,068
California, Statewide Communities Development Authority Revenue, Front Porch Communities & Services:
Series A, 4.0%, 4/1/2046	3,780,000	3,535,540
Series A, 5.0%, 4/1/2047	1,250,000	1,288,236
California, Statewide Communities Development Authority Revenue, Huntington Memorial Hospital Project, 5.0%, 7/1/2043	1,140,000	1,177,873
California, Statewide Communities Development Authority Revenue, John Muir Health, Series A, 5.0%, 12/1/2053	4,345,000	4,469,543
California, Statewide Communities Development Authority Revenue, Loma Linda University Medical Center, Series A, 5.5%, 12/1/2054	4,000,000	4,022,067
California, Statewide Communities Development Authority, Multi-Family Housing Revenue, Foxwood Apartments Project, Series J, 1.53% (b), 12/7/2022, LOC: Wells Fargo Bank NA	200,000	200,000

California, Statewide Communities Development Authority, Student Housing Revenue, Irvine LLC Phase 1, 4.0%, 5/15/2046, INS: BAM	2,000,000	1,912,463
California, Tobacco Securitization Authority, Tobacco Settlement Revenue, San Diego County Tobacco Asset Securitization Corp., Series A, 5.0%, 6/1/2048	2,800,000	2,859,639
California, West Contra Costa Unified School District, Election of 2012, Series A, Prerefunded, 5.5%, 8/1/2039	5,000,000	5,101,146
Carlsbad, CA, Unified School District, Series A, 4.0%, 5/1/2031	1,500,000	1,578,244
Cupertino, CA, Union School District, Election of 2012, Series B, Prerefunded, 5.0%, 8/1/2034	1,000,000	1,041,383
Fontana, CA, Special Tax, The Meadows:
4.0%, 9/1/2040	625,000	584,847
4.0%, 9/1/2045	750,000	674,208
4.0%, 9/1/2050	900,000	784,600
Inglewood, CA, Redevelopment Agency Successor Tax Allocation, Merged Redevelopment Project, Series A, 5.0%, 5/1/2032, INS: BAM	1,000,000	1,085,438
Irvine, CA, Improvement Bond Act 1915, 5.0%, 9/2/2044	2,500,000	2,635,882
Irvine, CA, Ranch Water District Revenue, Series A, 0.7% (b), 12/1/2022, LOC: U.S. Bank NA	235,000	235,000
Irvine, CA, Special Tax, Community Facilities District No. 2013-3, Improvement Area No. 8, 5.0%, 9/1/2051, INS: AGMC	1,200,000	1,272,569
Irvine, CA, Unified School District Special Tax, Community Facilities District No. 09:
Series B, 5.0%, 9/1/2042	700,000	716,288
Series C, 5.0%, 9/1/2047	1,000,000	1,016,888
Series D, 5.0%, 9/1/2049	750,000	761,640
Series B, 5.0%, 9/1/2051	1,000,000	1,010,039
Series A, 5.0%, 9/1/2056, INS: BAM	5,000,000	5,254,656
Long Beach, CA, Airport System Revenue, Series C, AMT, 5.25%, 6/1/2047, INS: AGMC	1,500,000	1,576,900
Long Beach, CA, Harbor Revenue, Series D, 5.0%, 5/15/2039	1,435,000	1,490,200
Los Angeles, CA, Community Facilities District No. 2021-01, Special Tax:
5.0%, 9/1/2047	1,200,000	1,212,062
5.0%, 9/1/2052	1,000,000	1,003,331
Los Angeles, CA, County Public Works Financing Authority, Lease Revenue:
Series G, 5.0%, 12/1/2041	1,000,000	1,118,802
Series G, 5.0%, 12/1/2042	1,390,000	1,552,100
Los Angeles, CA, Department of Airports Revenue:
Series B, AMT, 5.0%, 5/15/2029	3,450,000	3,716,452
Series B, AMT, 5.0%, 5/15/2030	2,285,000	2,455,402
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport:
Series B, AMT, 5.0%, 5/15/2034	3,335,000	3,462,747
Series B, AMT, 5.0%, 5/15/2035	750,000	776,457
Los Angeles, CA, Department of Water & Power Revenue, Power System, Series B, 5.0%, 7/1/2033	5,740,000	6,257,016
Nuveen California Quality Municipal Income Fund, 1.0% (b), 12/7/2022	500,000	500,000
Orange County, CA, Community Facilities District No. 2016-1, Esencia Village, Series A, 5.0%, 8/15/2041	6,545,000	6,654,461
Rio Vista, CA, Community Facilities District, Special Tax, Series 2018-1, 5.0%, 9/1/2048	1,000,000	1,019,120
Riverside County, CA, General Obligation, Series 2021 B-2, 3.0%, 6/1/2048	5,447,000	4,055,682
Sacramento County, CA, Airport Systems Revenue:
Series C, AMT, 5.0%, 7/1/2029	2,000,000	2,131,399
Series C, AMT, 5.0%, 7/1/2032	4,985,000	5,278,335
Sacramento County, CA, Sanitation Districts Financing Authority Revenue, Series A, 5.0%, 12/1/2044	2,465,000	2,505,577
Sacramento County, CA, Special Tax, Community Facilities District No. 2004-1, McClellan Park:
5.0%, 9/1/2035	2,335,000	2,436,064
5.0%, 9/1/2040	2,665,000	2,737,224

San Francisco City & County, CA, Airports Commission, International Airport Revenue:
Series D, AMT, 5.0%, 5/1/2048	3,705,000	3,770,545
Series A, AMT, 5.5%, 5/1/2028	6,000,000	6,047,592
San Francisco City & County, CA, Airports Commission, International Airport Revenue, Special Facility Lease- SFO Fuel Co. LLC, Series A, AMT, 5.0%, 1/1/2047	2,000,000	2,041,060
San Francisco City & County, CA, Redevelopment Agency, Mission Bay South Redevelopment Project, Series A, 5.0%, 8/1/2043	2,100,000	2,166,797
San Francisco City & County, CA, Redevelopment Agency, Successor Agency Tax, Mission Bay North Redevelopment Project, Series A, 5.0%, 8/1/2041, INS: NATL	2,605,000	2,696,184
San Francisco City & County, CA, Redevelopment Agency, Successor Agency Tax, Transbay Infrastructure Projects, Series B, 5.0%, 8/1/2046, INS: AGMC	7,000,000	7,414,519
San Francisco City & County, CA, Special Tax District No. 2020-1, Mission Rock Facilities & Services, Series A, 144A, 4.0%, 9/1/2051	500,000	403,362
San Joaquin County, CA, Lodi Unified School District, General Obligation, Series 2020, 4.0%, 8/1/2039	1,250,000	1,267,981
San Jose, CA, Airport Revenue:
Series A, AMT, 5.0%, 3/1/2041	3,000,000	3,060,383
Series A, AMT, 5.0%, 3/1/2047	10,000,000	10,114,233
San Luis Obispo County, CA, Financing Authority Revenue:
Series A, 5.0%, 9/1/2033, INS: BAM	3,625,000	3,830,631
Series A, 5.0%, 9/1/2034, INS: BAM	2,205,000	2,327,103
San Marcos, CA, School Financing Authority Lease Revenue:
5.0%, 8/15/2034, INS: AGMC	850,000	916,562
5.0%, 8/15/2035, INS: AGMC	700,000	752,181
5.0%, 8/15/2036, INS: AGMC	1,100,000	1,179,081
5.0%, 8/15/2037, INS: AGMC	1,400,000	1,496,986
Santa Ana, CA, Financing Authority, Police Administration & Holding Facility:
Series A, 6.25%, 7/1/2024, INS: NATL	435,000	451,613
Series A, ETM, 6.25%, 7/1/2024, INS: NATL	435,000	451,805
Santa Barbara County, CA, Solid Waste System Revenue, Certificates of Participation:
Series B, AMT, 5.0%, 12/1/2036	7,000,000	7,520,460
Series B, AMT, 5.0%, 12/1/2038	4,950,000	5,287,690
Santa Cruz County, CA, County General Obligation Lease, Capital Facilities Project:
5.65%, 9/1/2024, INS: NATL	1,445,000	1,518,773
5.65%, 9/1/2025, INS: NATL	1,520,000	1,637,172
5.65%, 9/1/2026, INS: NATL	1,605,000	1,770,400
Santa Monica, CA, Redevelopment Agency Tax Allocation, Earthquake Recovery Redevelopment, 5.875%, 7/1/2036	2,125,000	2,132,262
Southern California, Public Power Authority Revenue, APEX Power Project:
Series A, 5.0%, 7/1/2036	1,960,000	2,025,514
Series A, 5.0%, 7/1/2038	2,750,000	2,837,606
Southern California, Public Power Authority, Magnolia Power Project, Series A-20, 0.7% (b), 12/1/2022, LOC: U.S. Bank NA	1,575,000	1,575,000
Stockton, CA, Public Financing Authority, Water Revenue, Green Bond:
Series A, 5.0%, 10/1/2034, INS: BAM	750,000	824,343
Series A, 5.0%, 10/1/2035, INS: BAM	1,500,000	1,640,441
Transbay Joint Powers Authority, CA, Senior Tax Allocate Bonds:
Series A, 5.0%, 10/1/2040	1,000,000	1,043,541
Series A, 5.0%, 10/1/2049	5,540,000	5,634,697
University of California, State Revenues:
Series K, 4.0%, 5/15/2036	3,625,000	3,693,254
Series BE, 4.0%, 5/15/2047	2,500,000	2,488,990
Series AV, 5.0%, 5/15/2032	2,000,000	2,199,362
Series AV, 5.0%, 5/15/2034	1,000,000	1,090,391
Vacaville, CA, Unified School District, Series D, 4.0%, 8/1/2045	2,500,000	2,466,463
Yuba, CA, Community College District, Series A, 4.0%, 8/1/2033	6,915,000	7,134,456
		391,351,706

Guam 1.0%
Guam, Government Waterworks Authority, Water & Wastewater System Revenue:
5.0%, 1/1/2046	1,055,000	1,060,173
Series A, 5.0%, 1/1/2050	360,000	361,683
Guam, Power Authority Revenue:
Series A, 5.0%, 10/1/2037	1,050,000	1,079,262
Series A, 5.0%, 10/1/2038	960,000	984,750
Series A, 5.0%, 10/1/2040	665,000	678,955
		4,164,823
Puerto Rico 1.3%
Puerto Rico, General Obligation:
Series A1, 4.0%, 7/1/2041	830,269	667,310
Series A1, 4.0%, 7/1/2046	1,030,435	795,855
Puerto Rico, Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, Hospital Auxilio Mutuo Obligated Group Project, Series 2021, 5.0%, 7/1/2031	925,000	1,015,017
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series A-1, Zero Coupon, 7/1/2046	5,156,000	1,299,441
Series A-1, 4.75%, 7/1/2053	1,545,000	1,411,673
		5,189,296
Other 0.7%
Freddie Mac Multi-Family ML Certificates:
“A-CA”, Series 2020-ML08, 1.896%, 11/25/2037, GTY: Freddie Mac	1,146,115	895,234
“A-CA”, Series 2021-ML10, 2.046%, 6/25/2038	2,413,797	1,818,251
		2,713,485
Total Municipal Investments (Cost $423,959,510)		403,419,310

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $423,959,510)	100.2	403,419,310
Other Assets and Liabilities, Net	(0.2)	(688,121)
Net Assets	100.0	402,731,189
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
(a)	When-issued security.
(b)
Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically
(usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder through a put or tender feature, and are shown at their current rates as of November 30, 2022. Date shown reflects the earlier of demand date or stated maturity date.

(c)
Variable or floating rate security. These securities are shown at their current rate as of November 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.
AMT: Subject to alternative minimum tax.
BAM: Build America Mutual

ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

GTY: Guaranty Agreement
INS: Insured
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of November 30, 2022 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$403,419,310	$—	$403,419,310
Total	$—	$403,419,310	$—	$403,419,310

(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DCATF-PH1
R-080548-2 (1/25)